UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21611

Name of Fund: S&P 500(R) GEARED(SM) Fund Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer,
      S&P 500(R) GEARED(SM) Fund Inc., 4 World Financial Center, 5th Floor, New York, New York 10080. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (212) 449-8118

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.2%                        7,100        Boeing Co.                                           $    559,835
                                                  3,400        General Dynamics Corp.                                    243,678
                                                  1,200        Goodrich Corp.                                             48,624
                                                  7,300        Honeywell International, Inc.                             298,570
                                                  1,078        L-3 Communications Holdings, Inc.                          84,440
                                                  3,100        Lockheed Martin Corp.                                     266,786
                                                  3,000        Northrop Grumman Corp.                                    204,210
                                                  4,100        Raytheon Co.                                              196,841
                                                  1,600        Rockwell Collins, Inc.                                     87,744
                                                  8,900        United Technologies Corp.                                 563,815
                                                                                                                    ------------
                                                                                                                       2,554,543
--------------------------------------------------------------------------------------------------------------------------------
Air Freight &                                     2,600        FedEx Corp.                                               282,568
Logistics - 0.8%                                  9,500        United Parcel Service, Inc. Class B                       683,430
                                                                                                                    ------------
                                                                                                                         965,998
--------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                   6,700        Southwest Airlines Co.                                    111,622
--------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%                            1,400        The Goodyear Tire & Rubber Co. (a)                         20,300
                                                  1,600        Johnson Controls, Inc.                                    114,784
                                                                                                                    ------------
                                                                                                                         135,084
--------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                               17,000        Ford Motor Co.                                            137,530
                                                  5,100        General Motors Corp.                                      169,626
                                                  2,300        Harley-Davidson, Inc.                                     144,325
                                                                                                                    ------------
                                                                                                                         451,481
--------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.0%                                  6,600        Anheuser-Busch Cos., Inc.                                 313,566
                                                    800        Brown-Forman Corp. Class B                                 61,320
                                                 17,900        The Coca-Cola Co.                                         799,772
                                                  2,800        Coca-Cola Enterprises, Inc.                                58,324
                                                  1,900        Constellation Brands, Inc. Class A (a)                     54,682
                                                    500        Molson Coors Brewing Co. Class B                           34,450
                                                  1,400        Pepsi Bottling Group, Inc.                                 49,700
                                                 14,500        PepsiCo, Inc.                                             946,270
                                                                                                                    ------------
                                                                                                                       2,318,084
--------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                             10,300        Amgen, Inc. (a)                                           736,759
                                                  2,900        Biogen Idec, Inc. (a)                                     129,572
                                                  2,200        Genzyme Corp. (a)                                         148,434
                                                  4,000        Gilead Sciences, Inc. (a)                                 274,800
                                                  2,000        Medimmune, Inc. (a)                                        58,420
                                                                                                                    ------------
                                                                                                                       1,347,985
--------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.1%                          1,400        American Standard Cos., Inc.                               58,758
                                                  3,500        Masco Corp.                                                95,970
                                                                                                                    ------------
                                                                                                                         154,728
--------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.4%                            2,020        Ameriprise Financial, Inc.                                 94,738
                                                  6,600        The Bank of New York Co., Inc.                            232,716
                                                  1,000        The Bear Stearns Cos., Inc.                               140,100
                                                  9,300        The Charles Schwab Corp.                                  166,470
                                                  3,700        E*Trade Financial Corp. (a)                                88,504
                                                    900        Federated Investors, Inc. Class B                          30,429
                                                  1,400        Franklin Resources, Inc.                                  148,050
                                                  3,800        Goldman Sachs Group, Inc.                                 642,846
                                                  2,100        Janus Capital Group, Inc.                                  41,412
                                                  1,100        Legg Mason, Inc.                                          110,946
                                                  4,600        Lehman Brothers Holdings, Inc.                            339,756

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
                                                  3,800        Mellon Financial Corp.                               $    148,580
                                                  7,800        Merrill Lynch & Co., Inc. (b)                             610,116
                                                  9,500        Morgan Stanley                                            692,645
                                                  1,500        Northern Trust Corp.                                       87,645
                                                  2,800        State Street Corp.                                        174,720
                                                  2,400        T. Rowe Price Group, Inc.                                 114,840
                                                                                                                    ------------
                                                                                                                       3,864,513
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.4%                                  1,800        Air Products & Chemicals, Inc.                            119,466
                                                    600        Ashland, Inc.                                              38,268
                                                  8,300        The Dow Chemical Co.                                      323,534
                                                  7,900        E.I. du Pont de Nemours & Co.                             338,436
                                                    600        Eastman Chemical Co.                                       32,412
                                                  1,700        Ecolab, Inc.                                               72,794
                                                  1,000        Hercules, Inc. (a)                                         15,770
                                                    900        International Flavors & Fragrances, Inc.                   35,586
                                                  4,600        Monsanto Co.                                              216,246
                                                  1,400        PPG Industries, Inc.                                       93,912
                                                  2,900        Praxair, Inc.                                             171,564
                                                  1,100        Rohm & Haas Co.                                            52,085
                                                    700        Sigma-Aldrich Corp.                                        52,969
                                                                                                                    ------------
                                                                                                                       1,563,042
--------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 4.0%                           3,300        AmSouth Bancorp                                            95,832
                                                  4,600        BB&T Corp.                                                201,388
                                                  1,300        Comerica, Inc.                                             73,996
                                                  1,600        Commerce Bancorp, Inc.                                     58,736
                                                  1,251        Compass Bancshares, Inc.                                   71,282
                                                  4,700        Fifth Third Bancorp                                       178,976
                                                    900        First Horizon National Corp.                               34,209
                                                  2,500        Huntington Bancshares, Inc.                                59,825
                                                  3,700        KeyCorp                                                   138,528
                                                    700        M&T Bank Corp.                                             83,972
                                                  2,100        Marshall & Ilsley Corp.                                   101,178
                                                  5,100        National City Corp.                                       186,660
                                                  3,900        North Fork Bancorp., Inc.                                 111,696
                                                  2,500        PNC Financial Services Group, Inc. (b)                    181,100
                                                  4,200        Regions Financial Corp.                                   154,518
                                                  3,100        SunTrust Banks, Inc.                                      239,568
                                                  2,900        Synovus Financial Corp.                                    85,173
                                                 15,800        U.S. Bancorp                                              524,876
                                                 14,600        Wachovia Corp.                                            814,680
                                                 29,600        Wells Fargo & Co.                                       1,070,928
                                                    900        Zions Bancorp.                                             71,829
                                                                                                                    ------------
                                                                                                                       4,538,950
--------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                             2,200        Allied Waste Industries, Inc. (a)                          24,794
Supplies - 0.5%                                     900        Avery Dennison Corp.                                       54,153
                                                  1,300        Cintas Corp.                                               53,079
                                                  1,300        Equifax, Inc.                                              47,723
                                                  1,000        Monster Worldwide, Inc. (a)                                36,190
                                                  2,100        Pitney Bowes, Inc.                                         93,177
                                                  2,000        RR Donnelley & Sons Co.                                    65,920
                                                  1,600        Robert Half International, Inc.                            54,352
                                                  4,700        Waste Management, Inc.                                    172,396
                                                                                                                    ------------
                                                                                                                         601,784
--------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
Communications                                      828        ADC Telecommunications, Inc. (a)                     $     12,420
Equipment - 2.6%                                  3,900        Avaya, Inc. (a)                                            44,616
                                                    629        Ciena Corp. (a)                                            17,129
                                                 53,800        Cisco Systems, Inc. (a)                                 1,237,400
                                                  1,900        Comverse Technology, Inc. (a)                              40,736
                                                 13,600        Corning, Inc. (a)                                         331,976
                                                 13,200        JDS Uniphase Corp. (a)                                     28,908
                                                  5,000        Juniper Networks, Inc. (a)                                 86,400
                                                 37,900        Lucent Technologies, Inc. (a)                              88,686
                                                 21,600        Motorola, Inc.                                            540,000
                                                 14,500        QUALCOMM, Inc.                                            527,075
                                                  3,700        Tellabs, Inc. (a)                                          40,552
                                                                                                                    ------------
                                                                                                                       2,995,898
--------------------------------------------------------------------------------------------------------------------------------
Computers &                                       7,500        Apple Computer, Inc. (a)                                  577,725
Peripherals - 3.3%                               19,800        Dell, Inc. (a)                                            452,232
                                                 20,700        EMC Corp. (a)                                             247,986
                                                 24,200        Hewlett-Packard Co.                                       887,898
                                                 13,500        International Business Machines Corp.                   1,106,190
                                                    900        Lexmark International, Inc. Class A (a)                    51,894
                                                  1,700        NCR Corp. (a)                                              67,116
                                                  3,200        Network Appliance, Inc. (a)                               118,432
                                                  1,400        QLogic Corp. (a)                                           26,460
                                                  1,800        Sandisk Corp. (a)                                          96,372
                                                 30,200        Sun Microsystems, Inc. (a)                                150,094
                                                                                                                    ------------
                                                                                                                       3,782,399
--------------------------------------------------------------------------------------------------------------------------------
Construction &                                      800        Fluor Corp.                                                61,512
Engineering - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Construction                                        900        Vulcan Materials Co.                                       70,425
Materials - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                          10,800        American Express Co.                                      605,664
                                                  2,700        Capital One Financial Corp.                               212,382
                                                  3,700        SLM Corp.                                                 192,326
                                                                                                                    ------------
                                                                                                                       1,010,372
--------------------------------------------------------------------------------------------------------------------------------
Containers &                                      1,100        Ball Corp.                                                 44,495
Packaging - 0.2%                                  1,000        Bemis Co.                                                  32,860
                                                  1,400        Pactiv Corp. (a)                                           39,788
                                                    800        Sealed Air Corp.                                           43,296
                                                  1,100        Temple-Inland, Inc.                                        44,110
                                                                                                                    ------------
                                                                                                                         204,549
--------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                               1,700        Genuine Parts Co.                                          73,321
--------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer                              1,200        Apollo Group, Inc. Class A (a)                             59,088
Services - 0.1%                                   3,000        H&R Block, Inc.                                            65,220
                                                                                                                    ------------
                                                                                                                         124,308
--------------------------------------------------------------------------------------------------------------------------------
Diversified Financial                            39,959        Bank of America Corp.                                   2,140,604
Services - 5.4%                                   1,700        CIT Group, Inc.                                            82,671
                                                    300        Chicago Mercantile Exchange Holdings, Inc.                143,475
                                                 43,600        Citigroup, Inc.                                         2,165,612
                                                 30,500        JPMorgan Chase & Co.                                    1,432,280
                                                  2,200        Moody's Corp.                                             143,836
                                                                                                                    ------------
                                                                                                                       6,108,478
--------------------------------------------------------------------------------------------------------------------------------
Diversified                                      34,389        AT&T, Inc.                                              1,119,706
Telecommunication                                16,000        BellSouth Corp.                                           684,000
Services - 2.7%

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
                                                  1,100        CenturyTel, Inc.                                     $     43,637
                                                  3,300        Citizens Communications Co.                                46,332
                                                  1,282        Embarq Corp.                                               62,010
                                                 14,600        Qwest Communications International Inc. (a)               127,312
                                                 25,600        Verizon Communications, Inc.                              950,528
                                                  3,908        Windstream Corp.                                           51,547
                                                                                                                    ------------
                                                                                                                       3,085,072
--------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.4%                         1,500        Allegheny Energy, Inc. (a)                                 60,255
                                                  3,300        American Electric Power Co., Inc.                         120,021
                                                  3,000        Edison International                                      124,920
                                                  1,700        Entergy Corp.                                             132,991
                                                  5,900        Exelon Corp.                                              357,186
                                                  3,400        FPL Group, Inc.                                           153,000
                                                  2,800        FirstEnergy Corp.                                         156,408
                                                  3,500        PPL Corp.                                                 115,150
                                                  1,000        Pinnacle West Capital Corp.                                45,050
                                                  2,300        Progress Energy, Inc.                                     104,374
                                                  6,300        The Southern Co.                                          217,098
                                                                                                                    ------------
                                                                                                                       1,586,453
--------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                       1,700        American Power Conversion Corp.                            37,332
                                                    900        Cooper Industries Ltd. Class A                             76,698
                                                  3,500        Emerson Electric Co.                                      293,510
                                                  1,600        Rockwell Automation, Inc.                                  92,960
                                                                                                                    ------------
                                                                                                                         500,500
--------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                            3,719        Agilent Technologies, Inc. (a)                            121,574
Instruments - 0.3%                                1,600        Jabil Circuit, Inc.                                        45,712
                                                  1,400        Molex, Inc.                                                54,558
                                                  4,900        Sanmina-SCI Corp. (a)                                      18,326
                                                  9,300        Solectron Corp. (a)                                        30,318
                                                  2,400        Symbol Technologies, Inc.                                  35,664
                                                    900        Tektronix, Inc.                                            26,037
                                                                                                                    ------------
                                                                                                                         332,189
--------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                                2,800        BJ Services Co.                                            84,364
Services - 1.6%                                   2,800        Baker Hughes, Inc.                                        190,960
                                                  9,000        Halliburton Co.                                           256,050
                                                  2,600        Nabors Industries Ltd. (a)                                 77,350
                                                  1,607        National Oilwell Varco, Inc. (a)                           94,090
                                                  1,100        Noble Corp.                                                70,598
                                                    800        Rowan Cos., Inc.                                           25,304
                                                 10,400        Schlumberger Ltd.                                         645,112
                                                  1,800        Smith International, Inc.                                  69,840
                                                  2,800        Transocean, Inc. (a)                                      205,044
                                                  2,900        Weatherford International Ltd. (a)                        120,988
                                                                                                                    ------------
                                                                                                                       1,839,700
--------------------------------------------------------------------------------------------------------------------------------
Food & Staples                                    7,100        CVS Corp.                                                 228,052
Retailing - 2.2%                                  4,000        Costco Wholesale Corp.                                    198,720
                                                  6,500        The Kroger Co.                                            150,410
                                                  1,846        SUPERVALU Inc.                                             54,734
                                                  5,300        SYSCO Corp.                                               177,285
                                                  4,100        Safeway, Inc.                                             124,435
                                                 21,600        Wal-Mart Stores, Inc.                                   1,065,312
                                                  8,800        Walgreen Co.                                              390,632
                                                  1,200        Whole Foods Market, Inc.                                   71,316
                                                                                                                    ------------
                                                                                                                       2,460,896
--------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%                              5,600        Archer-Daniels-Midland Co.                           $    212,128
                                                  1,800        Campbell Soup Co.                                          65,700
                                                  4,200        ConAgra Foods, Inc.                                       102,816
                                                  1,200        Dean Foods Co. (a)                                         50,424
                                                  3,100        General Mills, Inc.                                       175,460
                                                  2,800        HJ Heinz Co.                                              117,404
                                                  1,700        The Hershey Co.                                            90,865
                                                  2,300        Kellogg Co.                                               113,896
                                                  1,300        McCormick & Co., Inc.                                      49,374
                                                  7,200        Sara Lee Corp.                                            115,704
                                                  2,500        Tyson Foods, Inc. Class A                                  39,700
                                                  2,125        Wm. Wrigley Jr. Co.                                        97,878
                                                                                                                    ------------
                                                                                                                       1,231,349
--------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.0%                                200        Nicor, Inc.                                                 8,552
                                                    200        Peoples Energy Corp.                                        8,130
                                                                                                                    ------------
                                                                                                                          16,682
--------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                             400        Bausch & Lomb, Inc.                                        20,052
Supplies - 1.4%                                   5,600        Baxter International, Inc.                                254,576
                                                  2,200        Becton Dickinson & Co.                                    155,474
                                                  2,000        Biomet, Inc.                                               64,380
                                                 10,171        Boston Scientific Corp. (a)                               150,429
                                                  1,000        CR Bard, Inc.                                              75,000
                                                  1,500        Hospira, Inc. (a)                                          57,405
                                                 10,200        Medtronic, Inc.                                           473,688
                                                  3,200        St. Jude Medical, Inc. (a)                                112,928
                                                  2,600        Stryker Corp.                                             128,934
                                                  2,100        Zimmer Holdings, Inc. (a)                                 141,750
                                                                                                                    ------------
                                                                                                                       1,634,616
--------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                           4,900        Aetna, Inc.                                               193,795
Services - 2.6%                                   1,700        AmerisourceBergen Corp.                                    76,840
                                                  3,700        Cardinal Health, Inc.                                     243,238
                                                  3,800        Caremark Rx, Inc.                                         215,346
                                                  1,000        Cigna Corp.                                               116,320
                                                  1,350        Coventry Health Care, Inc. (a)                             69,552
                                                  1,200        Express Scripts, Inc. (a)                                  90,588
                                                  3,590        HCA, Inc.                                                 179,105
                                                  1,900        Health Management Associates, Inc. Class A                 39,710
                                                  1,400        Humana, Inc. (a)                                           92,526
                                                  1,200        Laboratory Corp. of America Holdings (a)                   78,684
                                                    600        Manor Care, Inc.                                           31,368
                                                  2,700        McKesson Corp.                                            142,344
                                                  2,500        Medco Health Solutions, Inc. (a)                          150,275
                                                  1,100        Patterson Cos., Inc. (a)                                   36,971
                                                  1,500        Quest Diagnostics, Inc.                                    91,740
                                                  4,400        Tenet Healthcare Corp. (a)                                 35,816
                                                 11,800        UnitedHealth Group, Inc.                                  580,560
                                                  5,500        WellPoint, Inc. (a)                                       423,775
                                                                                                                    ------------
                                                                                                                       2,888,553
--------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
Health Care                                       2,000        IMS Health, Inc.                                     $     53,280
Technology - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &                             3,800        Carnival Corp.                                            178,714
Leisure - 1.5%                                    1,200        Darden Restaurants, Inc.                                   50,964
                                                  1,600        Harrah's Entertainment, Inc.                              106,288
                                                  3,300        Hilton Hotels Corp.                                        91,905
                                                  3,100        International Game Technology                             128,650
                                                  2,900        Marriott International, Inc. Class A                      112,056
                                                 10,700        McDonald's Corp.                                          418,584
                                                  6,500        Starbucks Corp. (a)                                       221,325
                                                  1,800        Starwood Hotels & Resorts Worldwide, Inc.                 102,942
                                                    900        Wendy's International, Inc.                                60,300
                                                  1,760        Wyndham Worldwide Corp. (a)                                49,227
                                                  2,400        Yum! Brands, Inc.                                         124,920
                                                                                                                    ------------
                                                                                                                       1,645,875
--------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                           600        Black & Decker Corp.                                       47,610
                                                  1,100        Centex Corp.                                               57,882
                                                  2,500        DR Horton, Inc.                                            59,875
                                                  1,200        Fortune Brands, Inc.                                       90,132
                                                    500        Harman International Industries, Inc.                      41,720
                                                    600        KB Home                                                    26,280
                                                  1,800        Leggett & Platt, Inc.                                      45,054
                                                  1,097        Lennar Corp. Class A                                       49,639
                                                  2,200        Newell Rubbermaid, Inc.                                    62,304
                                                  1,900        Pulte Homes, Inc.                                          60,534
                                                    600        Snap-On, Inc.                                              26,730
                                                    800        The Stanley Works                                          39,880
                                                    707        Whirlpool Corp.                                            59,466
                                                                                                                    ------------
                                                                                                                         667,106
--------------------------------------------------------------------------------------------------------------------------------
Household Products - 2.1%                         1,200        Clorox Co.                                                 75,600
                                                  4,400        Colgate-Palmolive Co.                                     273,240
                                                  3,900        Kimberly-Clark Corp.                                      254,904
                                                 28,002        The Procter & Gamble Co.                                1,735,564
                                                                                                                    ------------
                                                                                                                       2,339,308
--------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.9%                                1,000        Affiliated Computer Services, Inc. Class A (a)             51,860
                                                  4,700        Automatic Data Processing, Inc.                           222,498
                                                  1,500        Computer Sciences Corp. (a)                                73,680
                                                  1,400        Convergys Corp. (a)                                        28,910
                                                  4,700        Electronic Data Systems Corp.                             115,244
                                                  6,600        First Data Corp.                                          277,200
                                                  1,500        Fiserv, Inc. (a)                                           70,635
                                                  2,800        Paychex, Inc.                                             103,180
                                                  1,500        Sabre Holdings Corp. Class A                               35,085
                                                  3,500        Unisys Corp. (a)                                           19,810
                                                                                                                    ------------
                                                                                                                         998,102
--------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers                       5,900        The AES Corp. (a)                                         120,301
& Energy Trader - 0.4%                            1,700        Constellation Energy Group, Inc.                          100,640
                                                  3,200        Dynegy, Inc. Class A (a)                                   17,728
                                                  4,000        TXU Corp.                                                 250,080
                                                                                                                    ------------
                                                                                                                         488,749
--------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
Industrial                                        6,700        3M Co.                                               $    498,614
Conglomerates - 3.8%                             90,900        General Electric Co.                                    3,208,770
                                                  1,100        Textron, Inc.                                              96,250
                                                 17,800        Tyco International Ltd.                                   498,222
                                                                                                                    ------------
                                                                                                                       4,301,856
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.5%                                  2,700        ACE Ltd.                                                  147,771
                                                  1,000        AMBAC Financial Group, Inc.                                82,750
                                                  2,800        AON Corp.                                                  94,836
                                                  4,200        Aflac, Inc.                                               192,192
                                                  5,400        The Allstate Corp.                                        338,742
                                                 22,800        American International Group, Inc.                      1,510,728
                                                  3,500        Chubb Corp.                                               181,860
                                                  1,690        Cincinnati Financial Corp.                                 81,221
                                                  3,800        Genworth Financial, Inc. Class A                          133,038
                                                  2,600        Hartford Financial Services Group, Inc.                   225,550
                                                  2,668        Lincoln National Corp.                                    165,629
                                                  3,800        Loews Corp.                                               144,020
                                                  1,300        MBIA, Inc.                                                 79,872
                                                  4,800        Marsh & McLennan Cos., Inc.                               135,120
                                                  6,500        MetLife, Inc.                                             368,420
                                                  2,500        Principal Financial Group, Inc.                           135,700
                                                  6,800        The Progressive Corp.                                     166,872
                                                  4,300        Prudential Financial, Inc.                                327,875
                                                  1,100        Safeco Corp.                                               64,823
                                                  6,200        The St. Paul Travelers Cos., Inc.                         290,718
                                                  1,000        Torchmark Corp.                                            63,110
                                                  2,800        UnumProvident Corp.                                        54,292
                                                  1,500        XL Capital Ltd. Class A                                   103,050
                                                                                                                    ------------
                                                                                                                       5,088,189
--------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog                                2,900        Amazon.com, Inc. (a)                                       93,148
Retail - 0.1%
--------------------------------------------------------------------------------------------------------------------------------
Internet Software &                              10,300        eBay, Inc. (a)                                            292,108
Services - 1.2%                                   1,840        Google, Inc. Class A (a)                                  739,496
                                                  2,200        VeriSign, Inc. (a)                                         44,440
                                                 10,800        Yahoo!, Inc. (a)                                          273,024
                                                                                                                    ------------
                                                                                                                       1,349,068
--------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &                                 700        Brunswick Corp.                                            21,833
Products - 0.2%                                   2,400        Eastman Kodak Co.                                          53,760
                                                  1,800        Hasbro, Inc.                                               40,950
                                                  3,700        Mattel, Inc.                                               72,890
                                                                                                                    ------------
                                                                                                                         189,433
--------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools &                             1,700        Applera Corp. - Applied Biosystems Group                   56,287
Services - 0.3%                                   1,000        Fisher Scientific International (a)                        78,240
                                                    500        Millipore Corp. (a)                                        30,650
                                                  1,300        PerkinElmer, Inc.                                          24,609
                                                  1,500        Thermo Electron Corp. (a)                                  58,995
                                                  1,000        Waters Corp. (a)                                           45,280
                                                                                                                    ------------
                                                                                                                         294,061
--------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.4%                                  5,800        Caterpillar, Inc.                                         381,640
                                                    400        Cummins, Inc.                                              47,692
                                                  2,100        Danaher Corp.                                             144,207
                                                  2,000        Deere & Co.                                               167,820
                                                  1,900        Dover Corp.                                                90,136

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
                                                  1,400        Eaton Corp.                                          $     96,390
                                                  1,500        ITT Corp.                                                  76,905
                                                  3,500        Illinois Tool Works, Inc.                                 157,150
                                                  3,000        Ingersoll-Rand Co. Class A                                113,940
                                                    800        Navistar International Corp. (a)                           20,656
                                                  2,300        PACCAR, Inc.                                              131,146
                                                  1,300        Pall Corp.                                                 40,053
                                                  1,100        Parker Hannifin Corp.                                      85,503
                                                                                                                    ------------
                                                                                                                       1,553,238
--------------------------------------------------------------------------------------------------------------------------------
Media - 3.2%                                      6,750        CBS Corp. Class B                                         190,148
                                                  4,600        Clear Channel Communications, Inc.                        132,710
                                                 18,600        Comcast Corp. Class A (a)                                 685,410
                                                    400        Dow Jones & Co., Inc.                                      13,416
                                                    700        EW Scripps Co. Class A                                     33,551
                                                  2,000        Gannett Co., Inc.                                         113,660
                                                  3,600        Interpublic Group of Cos., Inc. (a)                        35,640
                                                  3,200        The McGraw-Hill Cos., Inc.                                185,696
                                                    400        Meredith Corp.                                             19,732
                                                  1,100        New York Times Co. Class A                                 25,278
                                                 21,000        News Corp. Class A                                        412,650
                                                  1,500        Omnicom Group                                             140,400
                                                 35,800        Time Warner, Inc.                                         652,634
                                                  1,800        Tribune Co.                                                58,896
                                                  2,200        Univision Communications, Inc. Class A (a)                 75,548
                                                  6,350        Viacom, Inc. Class B (a)                                  236,093
                                                 18,600        Walt Disney Co.                                           574,926
                                                                                                                    ------------
                                                                                                                       3,586,388
--------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.8%                            7,500        Alcoa, Inc.                                               210,300
                                                    900        Allegheny Technologies, Inc.                               55,971
                                                  1,600        Freeport-McMoRan Copper & Gold, Inc. Class B               85,216
                                                  3,800        Newmont Mining Corp.                                      162,450
                                                  2,600        Nucor Corp.                                               128,674
                                                  1,800        Phelps Dodge Corp.                                        152,460
                                                  1,000        United States Steel Corp.                                  57,680
                                                                                                                    ------------
                                                                                                                         852,751
--------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.3%                            1,700        Ameren Corp.                                               89,743
                                                  2,200        CMS Energy Corp. (a)                                       31,768
                                                  3,100        Centerpoint Energy, Inc.                                   44,392
                                                  2,000        Consolidated Edison, Inc.                                  92,400
                                                  1,700        DTE Energy Co.                                             70,567
                                                  3,000        Dominion Resources, Inc.                                  229,470
                                                 11,264        Duke Energy Corp.                                         340,173
                                                  1,700        KeySpan Corp.                                              69,938
                                                  2,600        NiSource, Inc.                                             56,524
                                                  2,900        PG&E Corp.                                                120,785
                                                  2,200        Public Service Enterprise Group, Inc.                     134,618
                                                  2,400        Sempra Energy                                             120,600
                                                  2,100        TECO Energy, Inc.                                          32,865
                                                  3,900        Xcel Energy, Inc.                                          80,535
                                                                                                                    ------------
                                                                                                                       1,514,378
--------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                           1,000        Big Lots, Inc. (a)                                   $     19,810
                                                    700        Dillard's, Inc. Class A                                    22,911
                                                  3,000        Dollar General Corp.                                       40,890
                                                  1,200        Family Dollar Stores, Inc.                                 35,088
                                                  4,666        Federated Department Stores                               201,618
                                                  1,900        JC Penney Co., Inc.                                       129,941
                                                  2,900        Kohl's Corp. (a)                                          188,268
                                                  2,000        Nordstrom, Inc.                                            84,600
                                                    781        Sears Holdings Corp. (a)                                  123,468
                                                  7,600        Target Corp.                                              419,900
                                                                                                                    ------------
                                                                                                                       1,266,494
--------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                         8,600        Xerox Corp. (a)                                           133,816
--------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                             4,000        Anadarko Petroleum Corp.                                  175,320
Fuels - 7.1%                                      2,800        Apache Corp.                                              176,960
                                                  3,200        Chesapeake Energy Corp.                                    92,736
                                                 19,391        Chevron Corp.                                           1,257,700
                                                 14,508        ConocoPhillips                                            863,661
                                                  1,600        Consol Energy, Inc.                                        50,768
                                                  4,000        Devon Energy Corp.                                        252,600
                                                  2,000        EOG Resources, Inc.                                       130,100
                                                  6,200        El Paso Corp.                                              84,568
                                                 52,300        Exxon Mobil Corp.                                       3,509,330
                                                  2,100        Hess Corp.                                                 86,982
                                                    900        Kinder Morgan, Inc.                                        94,365
                                                  3,136        Marathon Oil Corp.                                        241,158
                                                  1,500        Murphy Oil Corp.                                           71,325
                                                  7,600        Occidental Petroleum Corp.                                365,636
                                                  1,100        Sunoco, Inc.                                               68,409
                                                  5,400        Valero Energy Corp.                                       277,938
                                                  5,100        Williams Cos., Inc.                                       121,737
                                                  3,033        XTO Energy, Inc.                                          127,780
                                                                                                                    ------------
                                                                                                                       8,049,073
--------------------------------------------------------------------------------------------------------------------------------
Paper & Forest                                    4,100        International Paper Co.                                   141,983
Products - 0.3%                                   1,100        Louisiana-Pacific Corp.                                    20,647
                                                  1,800        MeadWestvaco Corp.                                         47,718
                                                  2,100        Weyerhaeuser Co.                                          129,213
                                                                                                                    ------------
                                                                                                                         339,561
--------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                            800        Alberto-Culver Co. Class B                                 40,472
                                                  4,000        Avon Products, Inc.                                       122,640
                                                  1,000        The Estee Lauder Cos., Inc. Class A                        40,330
                                                                                                                    ------------
                                                                                                                         203,442
--------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.4%                           13,400        Abbott Laboratories                                       650,704
                                                  1,300        Allergan, Inc.                                            146,393
                                                    900        Barr Pharmaceuticals, Inc. (a)                             46,746
                                                 17,200        Bristol-Myers Squibb Co.                                  428,624
                                                  8,600        Eli Lilly & Co.                                           490,200
                                                  2,900        Forest Laboratories, Inc. (a)                             146,769
                                                 25,700        Johnson & Johnson                                       1,668,958
                                                  2,300        King Pharmaceuticals, Inc. (a)                             39,169
                                                 19,100        Merck & Co., Inc.                                         800,290

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
                                                  2,100        Mylan Laboratories                                   $     42,273
                                                 64,100        Pfizer, Inc.                                            1,817,876
                                                 13,000        Schering-Plough Corp.                                     287,170
                                                    900        Watson Pharmaceuticals, Inc. (a)                           23,553
                                                 11,800        Wyeth                                                     599,912
                                                                                                                    ------------
                                                                                                                       7,188,637
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                              700        Apartment Investment & Management Co. Class A              38,087
Trusts (REITs) - 1.0%                             2,000        Archstone-Smith Trust                                     108,880
                                                    900        Boston Properties, Inc.                                    93,006
                                                  3,300        Equity Office Properties Trust                            131,208
                                                  2,400        Equity Residential                                        121,392
                                                      1        Host Marriott Corp.                                            23
                                                  1,700        Kimco Realty Corp.                                         72,879
                                                  1,800        Plum Creek Timber Co., Inc.                                61,272
                                                  2,300        ProLogis                                                  131,238
                                                  1,000        Public Storage, Inc.                                       85,990
                                                  1,900        Simon Property Group, Inc.                                172,178
                                                  1,000        Vornado Realty Trust                                      109,000
                                                                                                                    ------------
                                                                                                                       1,125,153
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                          1,944        Realogy Corp. (a)                                          44,090
Development - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                                3,100        Burlington Northern Santa Fe Corp.                        227,664
                                                  3,800        CSX Corp.                                                 124,754
                                                  3,500        Norfolk Southern Corp.                                    154,175
                                                    500        Ryder System, Inc.                                         25,840
                                                  2,300        Union Pacific Corp.                                       202,400
                                                                                                                    ------------
                                                                                                                         734,833
--------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                  4,500        Advanced Micro Devices, Inc. (a)                          111,825
Semiconductor                                     3,000        Altera Corp. (a)                                           55,140
Equipment - 2.6%                                  3,100        Analog Devices, Inc.                                       91,109
                                                 12,500        Applied Materials, Inc.                                   221,625
                                                  4,250        Broadcom Corp. Class A (a)                                128,945
                                                  3,646        Freescale Semiconductor, Inc. Class B (a)                 138,584
                                                 51,100        Intel Corp.                                             1,051,127
                                                  1,600        Kla-Tencor Corp.                                           71,152
                                                  3,700        LSI Logic Corp. (a)                                        30,414
                                                  2,500        Linear Technology Corp.                                    77,800
                                                  2,700        Maxim Integrated Products, Inc.                            75,789
                                                  6,300        Micron Technology, Inc. (a)                               109,620
                                                  2,900        National Semiconductor Corp.                               68,237
                                                  1,000        Novellus Systems, Inc. (a)                                 27,660
                                                  3,200        Nvidia Corp. (a)                                           94,688
                                                  1,400        PMC-Sierra, Inc. (a)                                        8,316
                                                  2,000        Teradyne, Inc. (a)                                         26,320
                                                 13,700        Texas Instruments, Inc.                                   455,525
                                                  2,800        Xilinx, Inc.                                               61,460
                                                                                                                    ------------
                                                                                                                       2,905,336
--------------------------------------------------------------------------------------------------------------------------------
Software - 3.3%                                   5,200        Adobe Systems, Inc. (a)                                   194,740
                                                  1,900        Autodesk, Inc. (a)                                         66,082
                                                  2,000        BMC Software, Inc. (a)                                     54,440
                                                  4,200        CA, Inc.                                                   99,498
                                                  1,500        Citrix Systems, Inc. (a)                                   54,315
                                                  3,700        Compuware Corp. (a)                                        28,823

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                 Shares
Industry                                           Held        Common Stocks                                            Value
--------------------------------------------------------------------------------------------------------------------------------
                                                  2,600        Electronic Arts, Inc. (a)                            $    144,768
                                                  3,000        Intuit, Inc. (a)                                           96,270
                                                 76,300        Microsoft Corp.                                         2,085,279
                                                  3,000        Novell, Inc. (a)                                           18,360
                                                 35,600        Oracle Corp. (a)                                          631,544
                                                  1,000        Parametric Technology Corp. (a)                            17,460
                                                  8,983        Symantec Corp. (a)                                        191,158
                                                                                                                    ------------
                                                                                                                       3,682,737
--------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.9%                           1,405        AutoNation, Inc. (a)                                       29,364
                                                    400        AutoZone, Inc. (a)                                         41,320
                                                  2,400        Bed Bath & Beyond, Inc. (a)                                91,824
                                                  3,500        Best Buy Co., Inc.                                        187,460
                                                  1,200        Circuit City Stores, Inc.                                  30,132
                                                  5,100        The Gap, Inc.                                              96,645
                                                 18,100        Home Depot, Inc.                                          656,487
                                                  3,300        Limited Brands                                             87,417
                                                 13,400        Lowe's Cos., Inc.                                         376,004
                                                  2,600        Office Depot, Inc. (a)                                    103,220
                                                    600        OfficeMax, Inc.                                            24,444
                                                  1,300        RadioShack Corp.                                           25,090
                                                    900        The Sherwin-Williams Co.                                   50,202
                                                  6,250        Staples, Inc.                                             152,063
                                                  3,800        TJX Cos., Inc.                                            106,514
                                                  1,100        Tiffany & Co.                                              36,520
                                                                                                                    ------------
                                                                                                                       2,094,706
--------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                        3,300        Coach, Inc. (a)                                           113,520
Goods - 0.4%                                      1,100        Jones Apparel Group, Inc.                                  35,684
                                                  1,100        Liz Claiborne, Inc.                                        43,461
                                                  1,600        Nike, Inc. Class B                                        140,192
                                                    900        VF Corp.                                                   65,655
                                                                                                                    ------------
                                                                                                                         398,512
--------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage                                5,300        Countrywide Financial Corp.                               185,712
Finance - 1.5%                                    8,400        Fannie Mae                                                469,644
                                                  6,000        Freddie Mac                                               397,980
                                                  2,200        Golden West Financial Corp.                               169,950
                                                    600        MGIC Investment Corp.                                      35,982
                                                  3,570        Sovereign Bancorp, Inc.                                    76,791
                                                  8,461        Washington Mutual, Inc.                                   367,800
                                                                                                                    ------------
                                                                                                                       1,703,859
--------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                                   18,400        Altria Group, Inc.                                      1,408,520
                                                  1,400        Reynolds American, Inc.                                    86,758
                                                  1,400        UST, Inc.                                                  76,762
                                                                                                                    ------------
                                                                                                                       1,572,040
--------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                                 700        WW Grainger, Inc.                                          46,914
Distributors - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                        3,300        Alltel Corp.                                              183,150
Services - 0.6%                                  26,152        Sprint Nextel Corp.                                       448,507
                                                                                                                    ------------
                                                                                                                         631,657
--------------------------------------------------------------------------------------------------------------------------------
                                                               Total Common Stocks
                                                               (Cost - $89,939,571) - 93.6%                          105,750,876
--------------------------------------------------------------------------------------------------------------------------------

S&P 500(R) GEARED(SM) Fund Inc.
Schedule of Investments as of September 30, 2006               (in U.S. dollars)

                                                   Face
                                                 Amount        Short-Term Securities                                    Value
--------------------------------------------------------------------------------------------------------------------------------
Time Deposits - 12.1%                       $13,681,230        State Street Bank & Trust Co., 4.25% due 10/02/2006  $ 13,681,230
--------------------------------------------------------------------------------------------------------------------------------
                                                               Total Short-Term Securities
                                                               (Cost - $13,681,230) - 12.1%                           13,681,230
--------------------------------------------------------------------------------------------------------------------------------

                                              Number of
                                              Contracts        Options Purchased
--------------------------------------------------------------------------------------------------------------------------------
Call Options                                    131,985        S&P 500 Index, expiring November 2006 at
Purchased - 18.4%                                              USD 1,214.76, Broker BNP Paribas                       16,678,809
                                                 32,994        S&P 500 Index, expiring November 2006 at
                                                               USD 1,214.76, Broker HSBC Securities                    4,146,356
--------------------------------------------------------------------------------------------------------------------------------
                                                               Total Options Purchased
                                                               (Premiums Paid - $0) - 18.4%                           20,825,165
--------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments (Cost - $103,620,801) - 124.1%      140,257,271
--------------------------------------------------------------------------------------------------------------------------------

                                                               Options Written
--------------------------------------------------------------------------------------------------------------------------------
Call Options                                     49,491        S&P 500 Index, expiring November 2006 at
Written - (16.6%)                                              USD 1,266.99, Broker HSBC Securities                   (3,748,302)
                                                197,977        S&P 500 Index, expiring November 2006 at
                                                               USD 1,267.54, Broker BNP Paribas                      (15,035,266)
--------------------------------------------------------------------------------------------------------------------------------
                                                               Total Options Written
                                                               (Premiums Received - $0) - (16.6%)                    (18,783,568)
--------------------------------------------------------------------------------------------------------------------------------
                                                               Total Investments, Net of Options Written
                                                               (Cost - $103,620,801*) - 107.5%                       121,473,703

                                                               Liabilities in Excess of Other Assets - (7.5%)         (8,426,435)
                                                                                                                    ------------
                                                               Net Assets - 100.0%                                  $113,047,268
                                                                                                                    ============

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 103,625,369
                                                                  =============
      Gross unrealized appreciation                               $  39,750,908
      Gross unrealized depreciation                                 (21,902,574)
                                                                  -------------
      Net unrealized appreciation                                 $  17,848,334
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                Net Activity      Dividend Income
      --------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.                   (300)             $6,075
      PNC Financial Services Group, Inc.           100              $3,840
      --------------------------------------------------------------------------

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                       Expiration         Face        Unrealized
      Contracts      Issue               Date            Value      Appreciation
      --------------------------------------------------------------------------
         14       S&P 500 Index      December 2006     $4,601,774     $107,126
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500(R) GEARED(SM) Fund Inc.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) GEARED(SM) Fund Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Mitchell M. Cox
    -------------------------------
    Mitchell M. Cox
    Chief Executive Officer
    S&P 500(R) GEARED(SM) Fund Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    S&P 500(R) GEARED(SM) Fund Inc.

Date: November 17, 2006